LONG TERM DEBT (Details 2) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Fixed rate notes	550	148
Fixed Rate Notes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 31, 2011
Original term in years	2
Currency	USD
Coupon (%)	3.00%
Fixed rate notes	5	0
Fixed Rate Notes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 08, 2011
Original term in years	2
Currency	USD
Coupon (%)	3.00%
Fixed rate notes	1	0
Fixed Rate Notes Three 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 08, 2011
Original term in years	2
Currency	USD
Coupon (%)	2.80%
Fixed rate notes	1	0
Fixed Rate Notes One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2012
Original term in years	8
Currency	US$
Coupon (%)	3.10%
Fixed rate notes	64	73
Fixed Rate Notes Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2012
Original term in years	8
Currency	US$
Coupon (%)	3.50%
Fixed rate notes	7	7
Fixed Rate Notes Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 30, 2012
Original term in years	8
Currency	US$
Coupon (%)	3.20%
Fixed rate notes	21	22
Fixed Rate Notes Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 30, 2012
Original term in years	5
Currency	US$
Coupon (%)	3.40%
Fixed rate notes	12	12
Fixed Rate Notes Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 16, 2012
Original term in years	8
Currency	US$
Coupon (%)	3.70%
Fixed rate notes	8	9
Fixed Rate Notes Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 10, 2012
Original term in years	8
Currency	US$
Coupon (%)	3.80%
Fixed rate notes	24	25
Fixed Rate Notes Seven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 10, 2012
Original term in years	2
Currency	US$
Coupon (%)	1.54%
Fixed rate notes	34	0
Fixed Rate Notes Eight 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 14, 2012
Original term in years	3
Currency	USD
Coupon (%)	2.93%
Fixed rate notes	1	0
Fixed Rate Notes One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan. 22, 2013
Original term in years	3
Currency	USD
Coupon (%)	2.89%
Fixed rate notes	1	0
Fixed Rate Notes Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 15, 2013
Original term in years	5
Currency	US$
Coupon (%)	1.39%
Fixed rate notes	17	0
Fixed Rate Notes Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 19, 2013
Original term in years	5
Currency	US$
Coupon (%)	1.19%
Fixed rate notes	8	0
Fixed Rate Notes Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 21, 2013
Original term in years	3
Currency	€
Coupon (%)	2.86%
Fixed rate notes	22	0
Fixed Rate Notes Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 21, 2013
Original term in years	3
Currency	€
Coupon (%)	4.20%
Fixed rate notes	223	0
Fixed Rate Notes Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 22, 2013
Original term in years	5
Currency	US$
Coupon (%)	1.18%
Fixed rate notes	17	0
Fixed Rate Notes Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 23, 2013
Original term in years	4
Currency	USD
Coupon (%)	3.19%
Fixed rate notes	2	0
Fixed Rate Notes Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 01, 2013
Original term in years	4
Currency	USD
Coupon (%)	2.65%
Fixed rate notes	2	0
Fixed Rate Notes Nine 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 02, 2013
Original term in years	4
Currency	USD
Coupon (%)	2.97%
Fixed rate notes	1	0
Fixed Rate Notes Ten 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 30, 2013
Original term in years	4
Currency	USD
Coupon (%)	3.70%
Fixed rate notes	1	0
Fixed Rate Notes One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 18, 2014
Original term in years	4
Currency	US$
Coupon (%)	3.50%
Fixed rate notes	1	0
Fixed Rate Notes Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 15, 2014
Original term in years	5
Currency	USD
Coupon (%)	4.48%
Fixed rate notes	7	0
Fixed Rate Notes 2015 [Member]
Debt Instrument [Line Items]
Maturity date	May 06, 2015
Original term in years	5
Currency	US$
Coupon (%)	3.70%
Fixed rate notes	1	0
Fixed Rate Notes 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 15, 2017
Original term in years	9
Currency	US$
Coupon (%)	2.02%
Fixed rate notes	69	0